Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 28, 2012	Dec. 29, 2011
Borrowings [Abstract]
Schedule Of Outstanding Debt

	Outstanding Balance as of
Borrowings ($ in millions)	June 28, 2012	December 29, 2011	Maturity Date		Interest Rate
Revolver	$14.0	$44.0	April 27, 2017	(a)	(b)
Term Loan	225.0	550.0	February 13, 2015		(b)
Senior Unsecured Notes	200.0	200.0	July 15, 2021		7.875%
Senior Secured Notes	400.0	-	April 15, 2022		6.000%
Total	$839.0	$794.0

(a)             A portion of the revolver has a maturity date of December 31, 2014, as described in further detail below.

(b)            The interest rates on the revolver and term loan are described below.

Schedule Of Annual Maturities On Credit Facility And Senior Notes

2012...	$ 0.0
2013...	0.0
2014...	44.0
2015...	550.0
2016...	0.0
Thereafter...	200.0

Total...	$ 794.0